Taxes (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares
Taxes [Line Items]
Tax rate		$ 2
Percentage of assessable profits	8.25%	8.25%
Percentage of tax rate	(40.40%)	(40.40%)	1.10%	3.20%
Preferential tax rate	5.00%	5.00%
Favorable tax rate and tax holiday amounted	$ 2,332,085		$ 3,007,791	$ 1,086,519
Favorable tax rate | $ / shares	$ 0.14		$ 1.58	$ 0.65
Net operating loss carry forward	$ 8,560,000
Valuation allowance	1,554,869		$ 806,319	$ 162,974
Unrecognized tax benefits	2,587,800		1,940,649	$ 1,066,949
Liability for accrued interest
PRC [Member]
Taxes [Line Items]
Unified EIT rate	25.00%	25.00%
Kashi Mofy [Member]
Taxes [Line Items]
Preferential tax rate	9.00%	9.00%
High and New Technology Enterprise (“the HNTE”) [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Global Mofy China [Member]
Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
Zhejiang Mofy [Member]
Taxes [Line Items]
Preferential tax rate	5.00%	5.00%
Hong Kong [Member]
Taxes [Line Items]
Tax rate		$ 2
Percentage of tax rate	16.50%	16.50%